RETIREMENT BENEFIT OBLIGATION (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Present value of unfunded obligations	$ 1,922	$ 1,922
Present value of obligations in excess of plan assets	$ 1,922	$ 1,922